Stock Options	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 9 – STOCK OPTIONS

The following table presents Duke Inc.'s stock option activity the year ended December 31, 2020:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31,2019	995,000	2.70
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31,2020	995,000	2.70
Number of options exercisable at December 31, 2020	895,000	2.75

The aggregate intrinsic value of the awards outstanding as of December 31, 2020 is $0. These amounts represent the total intrinsic value, based on the Company's stock price of $0.374 as of December 31, 2020, less the weighted exercise price. This represents the potential amount received by the option holders had all option holders exercised their options as of that date.

The stock options outstanding as of December 31, 2020, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of December 31, 2020
2.25	400,000	1.7	300,000
3	595,000	1.30	595,000
	995,000		895,000

The stock options outstanding as of December 31, 2019, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of December 31, 2019
2.25	400,000	2.70	200,000
3	595,000	2.30	595,000
	995,000		795,000

Compensation expense recorded by the Company in respect of its stock-based compensation awards for the period ended December 31, 2020 was $108 and are included in General and Administrative expenses in the Statements of Operations